Investment Objectives and Goals - Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Equity Defined Protection ETF® – 6 Mo Apr/Oct
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the upside return of the Underlying ETF, up to the upside cap of 4.26% (prior to taking into account management fees and other fees) while providing a buffer against 100% of Underlying ETF losses (prior to taking into account management fees and other fees), over the period from October 1, 2026 to March 31, 2027.